Schedule H, Line 4a - Schedule of Participant Contributions Default (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Table]
Entity Tax Identification Number	91-1589568
EBP, Plan Number	007
EBP 007 [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Assets Held for Investment Subtotal	$ 2,269,307,939
EBP, Asset Held For Investment Participant Loan After Deemed Distribution	28,179,646
EBP, Asset Held for Investment	2,297,487,585
EBP 007 [Member] | Nutrien Ltd. common stock [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	62,037,784
EBP 007 [Member] | State Street Global Equity Index Non-Lending Series Fund Class C [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	29,720,704
EBP 007 [Member] | State Street Global All Cap Equity ex‑U.S. Index Securities Lending Series Fund Class II [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	51,019,280
EBP 007 [Member] | State Street Russell Small/Mid Cap Index Securities Lending Series Fund Class II [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	59,602,997
EBP 007 [Member] | State Street S&P 500 Index Securities Lending Series Fund Class II [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	280,830,518
EBP 007 [Member] | StateStreet U.S. Bond Index Non-Lending Series Fund Class M [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	12,691,992
EBP 007 [Member] | State Street Target Retirement 2025 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	164,036,664
EBP 007 [Member] | State Street Target Retirement 2030 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	233,701,699
EBP 007 [Member] | State Street Target Retirement 2035 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	270,036,557
EBP 007 [Member] | State Street Target Retirement 2040 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	233,548,665
EBP 007 [Member] | State Street Target Retirement 2045 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	188,503,717
EBP 007 [Member] | State Street Target Retirement 2050 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	145,206,599
EBP 007 [Member] | State Street Target Retirement 2055 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	122,631,985
EBP 007 [Member] | State Street Target Retirement 2060 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	76,797,851
EBP 007 [Member] | State Street Target Retirement 2065 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	37,536,988
EBP 007 [Member] | State Street Target Retirement 2070 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	447,674
EBP 007 [Member] | State Street Target Retirement Securities Lending Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	104,506,627
EBP 007 [Member] | AQR U.S. Enhanced Equity Collective Investment Fund Class W [Member] | Global Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	85,815,396
EBP 007 [Member] | Mawer International Equity Collective Investment Fund Class W [Member] | Global Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	10,542,953
EBP 007 [Member] | Goldman Sachs Stable Value Collective Trust Institutional Series Class 1 [Member] | Goldman Sachs [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	42,385,288
EBP 007 [Member] | Prudential Core Plus Bond Fund Class 6 [Member] | PGIM Inc. [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	40,910,157
EBP 007 [Member] | DFA US Targeted Value Fund [Member] | DFA Investment Dimensions Group Inc. [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	9,779,364
EBP 007 [Member] | T. Rowe Price Stable Return Fund Class R [Member] | T. Rowe Price Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	5,793,400
EBP 007 [Member] | Fidelity Government Money Market Fund [Member] | Fidelity Management Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	1,218,861
EBP 007 [Member] | Money market [Member] | Nutrien Stock Purchase Account [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	$ 4,219